Stock Based Compensation (10K) (Details Narrative) - USD ($)										3 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2015	Apr. 16, 2015	Mar. 05, 2015	Feb. 18, 2015	Jan. 19, 2015	Nov. 07, 2014	Mar. 31, 2014	Feb. 06, 2014	Feb. 05, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Jul. 02, 2015
Number of common stock are issuable															15,503,680
Stock options granted, exercise price															$ 0.23
Number of options cancelled, exercise price															0.50
Aggregate of stock option shares cancelled during period						6,201,472
Common stock par value						$ 0.001				$ 0.001		$ 0.001	$ 0.001		$ 0.001
Stock-based compensation expense						$ 6,349,113				$ 87,270			$ 6,383,772
New vesting period term						1 year 2 months 12 days
Fair value of stock option grants															$ 18,638,717
Fair value exercise price	$ 0.17	$ 0.24			$ 0.08		$ 0.32	$ 0.44		$ 0.14			$ 0.14
Fair value expected volatility	71.00%	160.00%			108.00%		74.00%	74.00%					108.00%
Expected life			5 years	5 years
Fair value risk-free interest rate	0.88%	1.30%			1.30%		0.93%	0.66%
Stock-based compensation expense										$ 3,629,804	$ 2,247,800		$ 6,383,772	$ 5,814,963	13,126,445
Unrecognized compensation cost															$ 5,512,272	$ 3,629,804
Minimum [Member]
Fair value exercise price															$ 0.10
Fair value expected volatility															73.80%
Expected life															2 years 9 months
Fair value risk-free interest rate													1.20%		0.69%
Maximum [Member]
Fair value exercise price															$ 0.50
Fair value expected volatility															105.00%
Expected life															5 years 11 days
Fair value risk-free interest rate													1.30%		1.67%
Charles Allen [Member]
Stock option term									5 years
Number of options granted									1,550,368
Stock options granted, exercise price									$ 0.50
Number of options cancelled during period						1,550,368
Number of options cancelled, exercise price						$ 0.50
Common stock par value																$ 0.001
Non-qualified stock option granted during period						9,500,000
Non-qualified stock option granted, exercise price						$ 0.10
Michal Handerhan [Member]
Stock option term									5 years
Number of options granted									1,550,368
Stock options granted, exercise price									$ 0.50
Number of options cancelled during period						1,550,368
Number of options cancelled, exercise price						$ 0.50
Common stock par value																$ 0.001
Non-qualified stock option granted during period						9,500,000
Non-qualified stock option granted, exercise price						$ 0.10
Timothy Sidie [Member]
Stock option term									5 years
Number of options granted									1,550,368
Stock options granted, exercise price									$ 0.50
Number of options cancelled during period						1,550,368
Number of options cancelled, exercise price						$ 0.50
Charles A Kiser [Member]
Stock option term									5 years
Number of options granted									1,550,368
Stock options granted, exercise price									$ 0.50
Number of options cancelled during period						1,550,368
Number of options cancelled, exercise price						$ 0.50
Kiser And Sidie [Member]
Number of options cancelled during period						3,100,736
Amortization of unrecognized stock compensation expense						$ 5,570,636